Loss From Operations - Summary of Loss from Operations is Derived (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of The Way In Which Net Income Loss From Operations Is Arrived At [Line Items]
Other administrative costs	€ 44,624	€ 33,695	€ 18,860